Contingent consideration payable - Schedule of Contingent Consideration Payable (Details) $ in Thousands	6 Months Ended
Jun. 30, 2024 USD ($)
Contingent And Deferred Consideration Payable [Abstract]
Beginning balance	$ 18,706
Payments made during the period	(8,597)
Fair value loss and other	124
Ending balance	10,233
Current	9,908
Non-current	$ 325